Employee Benefit Plans (Details 6) $ in Thousands	Dec. 31, 2016 USD ($)
Future benefit payments expected to be paid
2017	$ 630
2018	677
2019	802
2020	873
2021	1,036
2022 to 2026	$ 5,970